Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.4%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month Term SOFR + 1.21%, 6.55% (A), 05/15/2036 (B)	$ 300,000	$ 297,274
Series 2022-FL1, Class A,
1-Month SOFR Average + 1.45%, 6.76% (A), 01/15/2037 (B)	400,000	395,500
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 02/22/2028 (B)	600,000	589,202
Series 2023-5A, Class A,
5.78%, 04/20/2028 (B)	300,000	297,060
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month Term SOFR + 1.31%, 6.63% (A), 01/25/2045	29,643	29,889
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month Term SOFR + 1.39%, 6.80% (A), 06/15/2031 (B)	667,584	665,214
BMW Canada Auto Trust
Series 2023-1A, Class A1,
5.43%, 01/20/2026 (B)	CAD 234,179	171,844
Citizens Auto Receivables Trust
Series 2023-1, Class A4,
5.78%, 10/15/2030 (B)	$ 600,000	599,500
DLLMT LLC
Series 2023-1A, Class A2,
5.78%, 11/20/2025 (B)	200,000	199,042
Exeter Automobile Receivables Trust
Series 2023-3A, Class A2,
6.11%, 09/15/2025	600,000	599,993
Ford Credit Auto Owner Trust
Series 2023-A,
1-Month SOFR Average + 0.72%, 6.03% (A), 03/15/2026	584,685	585,518
FORT CRE Issuer LLC
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.85%, 7.17% (A), 02/23/2039 (B)	400,000	388,097
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month Term SOFR + 1.18%, 6.50% (A), 06/25/2035	193,230	182,383
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month Term SOFR + 1.31%, 6.65% (A), 01/21/2028 (B)	54,642	54,627
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2B,
1-Month SOFR Average + 0.82%, 6.13% (A), 10/20/2025	300,000	300,530
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 02/17/2026 (B)	600,000	596,828

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month Term SOFR + 1.28%, 6.62% (A), 06/15/2039 (B)	$ 400,000	$ 391,303
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR Average + 1.55%, 6.86% (A), 01/17/2037 (B)	500,000	493,450
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month Term SOFR + 1.30%, 6.61% (A), 10/15/2030 (B)	236,710	236,261
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month Term SOFR + 0.94%, 6.26% (A), 10/25/2034	160,135	151,174
Merrill Lynch Mortgage Investors Trust
Series 2004-WMC5, Class M1,
1-Month Term SOFR + 1.04%, 6.36% (A), 07/25/2035	114,566	109,814
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month SOFR Average + 0.81%, 6.13% (A), 12/26/2031 (B)	3,275	3,275
Octane Receivables Trust
Series 2023-2A, Class A1,
5.68%, 05/20/2024 (B)	81,347	81,336
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month SOFR Average + 1.06%, 6.38% (A), 11/25/2065 (B)	126,128	126,128
RAMP Trust
Series 2005-RS6, Class M4,
1-Month Term SOFR + 1.09%, 6.41% (A), 06/25/2035	374	373
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month Term SOFR + 1.29%, 6.64% (A), 10/23/2030 (B)	367,077	365,828
Santander Drive Auto Receivables Trust
Series 2023-2, Class A2,
5.87%, 03/16/2026	265,737	265,595
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month Term SOFR + 1.56%, 6.90% (A), 02/17/2032 (B)	123,778	123,810
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.35%, 6.66% (A), 11/15/2038 (B)	400,000	391,280

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.65%, 6.96% (A), 02/15/2039 (B)	$ 500,000	$ 490,059
VMC Finance LLC
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.90%, 7.21% (A), 02/18/2039 (B)	400,000	391,646

Total Asset-Backed Securities (Cost $9,674,768)		9,573,833

CORPORATE DEBT SECURITIES - 26.7%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	186,435

Automobiles - 0.6%
Ford Motor Credit Co. LLC
6.80%, 05/12/2028 (C)	200,000	199,636
Hyundai Capital America
6.48% (A), 08/04/2025 (B)	400,000	400,140
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	200,000	178,787
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	400,000	365,167

		1,143,730

Banks - 7.8%
Banco de Credito del Peru SA
4.65%, 09/17/2024 (B)	PEN 1,300,000	329,514
Banco Santander SA
3.49%, 05/28/2030	$ 200,000	168,131
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (D)	300,000	291,292
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (A), 09/15/2027	300,000	298,205
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	400,000	398,504
Bank of Nova Scotia
5.25%, 06/12/2028	100,000	97,390
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	600,000	587,678
Fixed until 11/02/2027, 7.39% (A), 11/02/2028	400,000	410,441
CaixaBank SA
Fixed until 09/13/2026, 6.68% (A), 09/13/2027 (B)	200,000	199,939
Citigroup, Inc.
4.40%, 06/10/2025	300,000	291,120
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026 (E)	200,000	180,885
Freedom Mortgage Corp.
12.00%, 10/01/2028 (B)	100,000	101,695
Goldman Sachs Group, Inc.
3-Month Term SOFR + 2.01%, 7.38% (A), 10/28/2027	700,000	717,684
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	300,000	265,064

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC (continued)
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 400,000	$ 430,969
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	$ 400,000	368,694
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	300,000	310,398
ING Groep NV
6.88% (A), 09/11/2027	400,000	401,224
Intesa Sanpaolo SpA
6.63%, 06/20/2033 (B)	200,000	187,995
JPMorgan Chase & Co.
Fixed until 06/01/2033, 5.35% (A), 06/01/2034	500,000	474,577
KBC GROUP NV
Fixed until 09/21/2033, 6.32% (A), 09/21/2034 (B)	200,000	194,102
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	186,330
4.55%, 08/16/2028	1,000,000	931,188
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	500,000	390,831
Mizuho Financial Group, Inc.
Fixed until 09/13/2027, 5.41% (A), 09/13/2028	500,000	489,431
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	375,002
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	400,000	387,089
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	380,447
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	154,397
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	178,565
Standard Chartered PLC
Fixed until 07/06/2026, 6.19% (A), 07/06/2027 (B)	200,000	199,216
Fixed until 01/09/2028, 6.30% (A), 01/09/2029 (B)	300,000	299,009
Stichting AK Rabobank Certificaten
6.50% (F), 12/29/2049 (D) (G)	EUR 420,200	408,732
Swedbank AB
6.14%, 09/12/2026 (B)	$ 200,000	199,184
Synchrony Bank
5.40%, 08/22/2025	300,000	289,196
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (A), 06/08/2027	100,000	98,926
UBS Group AG
3.75%, 03/26/2025	900,000	865,683
4.13%, 09/24/2025 (B)	200,000	192,008
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	383,592
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	320,648

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
US Bancorp
Fixed until 06/10/2033, 5.84% (A), 06/12/2034	$ 100,000	$ 94,662
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	300,000	278,649

		13,808,286

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	150,000	142,780
5.15%, 05/15/2038 (B)	100,000	87,585

		230,365

Biotechnology - 0.3%
Amgen, Inc.
4.20%, 02/22/2052	300,000	224,412
4.40%, 05/01/2045	300,000	237,540
Illumina, Inc.
2.55%, 03/23/2031	100,000	77,668

		539,620

Broadline Retail - 0.1%
Prosus NV
3.26%, 01/19/2027 (B)	300,000	265,784

Capital Markets - 1.0%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	400,000	388,611
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (G)	200,000	170,000
Brookfield Finance, Inc.
3.90%, 01/25/2028	500,000	460,584
JAB Holdings BV
2.20%, 11/23/2030 (B)	550,000	419,089
Nomura Holdings, Inc.
5.84%, 01/18/2028	300,000	295,725

		1,734,009

Chemicals - 0.2%
Axalta Coating Systems LLC
3.38%, 02/15/2029 (B)	200,000	166,522
Sasol Financing USA LLC
5.88%, 03/27/2024	200,000	198,030

		364,552

Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	200,000	181,863
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	244,624

		426,487

Communications Equipment - 0.2%
Motorola Solutions, Inc.
2.30%, 11/15/2030	400,000	310,710

Consumer Finance - 0.1%
Capital One Financial Corp.
Fixed until 06/08/2033, 6.38% (A), 06/08/2034	100,000	94,410

Containers & Packaging - 0.3%
Berry Global, Inc.
4.88%, 07/15/2026 (B)	500,000	478,611

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Distributors - 0.3%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	$ 600,000	$ 508,691

Diversified REITs - 0.6%
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/2026	100,000	96,963
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	400,000	351,232
VICI Properties LP
4.75%, 02/15/2028	300,000	280,703
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	500,000	432,256

		1,161,154

Diversified Telecommunication Services - 0.1%
Bell Telephone Co. of Canada or Bell Canada
4.30%, 07/29/2049	200,000	149,777

Electric Utilities - 4.3%
AES Corp.
5.45%, 06/01/2028	100,000	96,545
Alabama Power Co.
3.45%, 10/01/2049	300,000	199,156
4.15%, 08/15/2044	100,000	76,820
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	53,929
Black Hills Corp.
1.04%, 08/23/2024	200,000	191,178
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	100,000	66,531
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	200,000	201,036
Constellation Energy Generation LLC
5.80%, 03/01/2033	400,000	390,149
Duke Energy Progress LLC
4.00%, 04/01/2052	200,000	145,369
5.25%, 03/15/2033	200,000	193,833
Edison International
6.95%, 11/15/2029	100,000	103,150
ENEL Finance International NV
4.63%, 06/15/2027 (B)	400,000	381,358
Entergy Mississippi LLC
2.85%, 06/01/2028	1,100,000	976,603
Eversource Energy
5.45%, 03/01/2028	100,000	98,876
Florida Power & Light Co.
4.40%, 05/15/2028	100,000	96,435
Georgia Power Co.
4.70%, 05/15/2032	400,000	370,935
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	400,000	308,459
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	100,000	97,511
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	200,000	186,682
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	147,289
Pacific Gas & Electric Co.
3.50%, 06/15/2025	120,000	114,021
3.75%, 08/15/2042	100,000	64,112
6.75%, 01/15/2053	700,000	655,130
PacifiCorp
5.50%, 05/15/2054	200,000	169,665

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	$ 600,000	$ 534,874
San Diego Gas & Electric Co.
1.70%, 10/01/2030	300,000	231,643
Southern California Edison Co.
3.90%, 03/15/2043	100,000	73,042
4.00%, 04/01/2047	600,000	433,458
4.05%, 03/15/2042	100,000	74,794
4.65%, 10/01/2043	100,000	81,036
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	574,224
WEC Energy Group, Inc.
5.60%, 09/12/2026	100,000	100,000
Xcel Energy, Inc.
4.60%, 06/01/2032	200,000	181,543

		7,669,386

Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	200,000	192,050
Aircastle Ltd.
2.85%, 01/26/2028 (B)	100,000	84,859
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	300,000	294,945
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	159,000	134,238
2.88%, 02/15/2025 (B)	100,000	94,416
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	400,000	384,843
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	56,000	55,721
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	200,000	190,134

		1,431,206

Food Products - 0.1%
General Mills, Inc.
4.95%, 03/29/2033	100,000	93,728

Gas Utilities - 0.4%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	300,000	284,109
Southern California Gas Co.
4.13%, 06/01/2048	500,000	368,387

		652,496

Ground Transportation - 0.4%
DAE Funding LLC
2.63%, 03/20/2025 (B)	400,000	375,295
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	306,000	300,740

		676,035

Health Care Providers & Services - 1.8%
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	356,738
Banner Health
1.90%, 01/01/2031	300,000	233,711
Centene Corp.
2.50%, 03/01/2031	200,000	153,835
2.63%, 08/01/2031 (C)	400,000	306,446
CHRISTUS Health
4.34%, 07/01/2028	300,000	284,656

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CVS Health Corp.
5.25%, 01/30/2031	$ 350,000	$ 336,359
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B)	200,000	144,963
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	161,534
HCA, Inc.
4.13%, 06/15/2029	100,000	90,539
5.20%, 06/01/2028	200,000	193,372
Humana, Inc.
5.75%, 03/01/2028	300,000	301,109
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	300,000	253,930
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	289,239

		3,106,431

Health Care REITs - 0.1%
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	200,000	146,405

Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp.
2.90%, 06/25/2025	200,000	186,279
Marriott International, Inc.
2.85%, 04/15/2031	200,000	161,260
Wynn Macau Ltd.
5.63%, 08/26/2028 (B)	200,000	173,382

		520,921

Independent Power & Renewable Electricity Producers - 0.1%
NRG Energy, Inc.
2.45%, 12/02/2027 (B)	200,000	169,559

Insurance - 0.5%
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	100,000	100,020
Equitable Financial Life Global Funding
5.50%, 12/02/2025 (B)	200,000	197,080
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	100,000	81,329
GA Global Funding Trust
2.90%, 01/06/2032 (B) (C)	200,000	146,728
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	300,000	256,847
Reinsurance Group of America, Inc.
6.00%, 09/15/2033	100,000	96,553
Willis North America, Inc.
5.35%, 05/15/2033	100,000	93,326

		971,883

Interactive Media & Services - 0.1%
Meta Platforms, Inc.
5.60%, 05/15/2053	100,000	94,553

Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	200,000	111,566
4.20%, 03/15/2028	500,000	458,823
4.80%, 03/01/2050	300,000	209,419

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Comcast Corp.
2.94%, 11/01/2056	$ 672,000	$ 382,337
Cox Communications, Inc.
2.95%, 10/01/2050 (B)	200,000	110,234

		1,272,379

Metals & Mining - 0.1%
Glencore Funding LLC
5.70%, 05/08/2033 (B)	100,000	94,850

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	200,000	185,263

Oil, Gas & Consumable Fuels - 1.7%
Aker BP ASA
3.75%, 01/15/2030 (B)	200,000	171,771
Boardwalk Pipelines LP
3.40%, 02/15/2031	400,000	332,214
Cheniere Energy Partners LP
5.95%, 06/30/2033 (B)	200,000	192,894
Enbridge, Inc.
5.70%, 03/08/2033	200,000	191,653
Energy Transfer LP
4.75%, 01/15/2026	40,000	38,923
5.80%, 06/15/2038	500,000	456,907
7.50%, 07/01/2038	100,000	104,946
Enterprise Products Operating LLC
3.20%, 02/15/2052	370,000	236,165
Kinder Morgan, Inc.
7.75%, 01/15/2032	400,000	433,872
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	300,000	295,226
MPLX LP
5.00%, 03/01/2033	100,000	91,159
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	230,000	198,456
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	168,296
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	103,746
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	20,000	19,289

		3,035,517

Passenger Airlines - 0.7%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	278,917	249,601
3.25%, 04/15/2030	69,677	59,620
3.50%, 08/15/2033	81,014	65,736
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	128,749	114,435
3.80%, 03/20/2033 (B)	132,128	121,445
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	58,738	53,285
United Airlines Pass-Through Trust
2.88%, 04/07/2030	354,630	312,522
3.10%, 04/07/2030	354,630	304,587

		1,281,231

Pharmaceuticals - 0.5%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,000,000	821,505

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.1%
Equifax, Inc.
5.10%, 06/01/2028	$ 100,000	$ 96,641

Residential REITs - 0.5%
Essex Portfolio LP
4.00%, 03/01/2029	500,000	454,251
NNN REIT, Inc.
4.80%, 10/15/2048	500,000	386,517

		840,768

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	300,000	215,480
Micron Technology, Inc.
6.75%, 11/01/2029	100,000	101,528
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033	100,000	92,030

		409,038

Software - 0.4%
Oracle Corp.
2.95%, 05/15/2025	290,000	277,297
4.90%, 02/06/2033	400,000	369,087

		646,384

Specialized REITs - 0.4%
American Tower Corp.
4.00%, 06/01/2025	300,000	290,506
4.05%, 03/15/2032	300,000	258,771
Weyerhaeuser Co.
4.75%, 05/15/2026	100,000	97,631

		646,908

Tobacco - 0.2%
BAT Capital Corp.
7.75%, 10/19/2032	100,000	105,653
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	200,000	187,197

		292,850

Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
2.25%, 11/15/2031	200,000	152,437
5.05%, 07/15/2033	200,000	185,611
Vodafone Group PLC
5.63%, 02/10/2053	100,000	88,461

		426,509

Total Corporate Debt Securities (Cost $53,125,783)		46,985,067

FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
Canada - 0.5%
Province of Quebec
2.50%, 04/20/2026	900,000	844,268

Dominican Republic - 0.2%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	400,000	324,694

Indonesia - 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	400,000	385,495

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy - 0.1%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026 (B)	$ 200,000	$ 196,206

Japan - 0.8%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	1,400,000	1,396,976

Mexico - 0.2%
Mexico Government International Bonds
6.34%, 05/04/2053	200,000	182,176
Mexico Udibonos
Series S,
2.75%, 11/27/2031	MXN 2,125,075	102,382

		284,558

Panama - 0.1%
Panama Government International Bonds
6.88%, 01/31/2036	$ 200,000	200,527

Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/2029	300,000	256,875

Romania - 0.4%
Romania Government International Bonds
2.13%, 03/07/2028 (B)	EUR 300,000	274,785
2.63%, 12/02/2040 (B)	100,000	61,990
3.75%, 02/07/2034 (B)	100,000	83,308
5.50%, 09/18/2028 (B)	150,000	156,803
6.38%, 09/18/2033 (B)	150,000	155,947

		732,833

Total Foreign Government Obligations (Cost $4,986,439)		4,622,432

LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61% (H), 10/15/2038 (I)	$ 281,041	244,984

Total Loan Assignment (Cost $277,863)		244,984

MORTGAGE-BACKED SECURITIES - 4.0%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	68,312	63,103
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month Term SOFR + 1.10%, 6.43% (A), 04/15/2036 (B)	500,000	496,175
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
4.66% (A), 05/25/2034	3,447	3,187
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
4.60% (A), 09/25/2035	125,684	75,931

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month Term SOFR + 1.34%, 6.67% (A), 02/15/2039 (B)	$ 400,000	$ 393,186
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month Term SOFR + 0.67%, 5.71% (A), 05/25/2037	151,460	143,009
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	400,000	357,132
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	200,000	158,779
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month Term SOFR + 1.26%, 6.60% (A), 10/15/2043 (B)	200,000	186,436
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.19% (A), 07/19/2035	37,109	26,647
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month Term SOFR + 1.16%, 6.50% (A), 02/18/2038 (B)	345,100	335,027
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	600,000	563,225
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (I)	358,280	320,480
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month Term SOFR + 0.79%, 6.11% (A), 04/25/2028	59,359	55,670
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	147,922	137,200
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	854,490
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month Term SOFR + 0.63%, 5.95% (A), 05/25/2035	8,043	7,706
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	700,000	606,655
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	308,502	284,870
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	138,664	127,034
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month Term SOFR + 1.21%, 6.54% (A), 11/15/2038 (B)	500,000	445,000

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Funding - Granite4 PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 6.30% (A), 10/20/2051 (B)	GBP 379,917	$ 463,924
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 5.67% (A), 08/25/2046	$ 326,885	260,341
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	900,000	685,356

Total Mortgage-Backed Securities (Cost $7,930,327)		7,050,563

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.2%
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	341,603

Illinois - 0.1%
Sales Tax Securitization Corp., Revenue Bonds,
Series B,
3.24%, 01/01/2042	400,000	294,839

Louisiana - 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
Series A1,
5.08%, 06/01/2031	100,000	98,473

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	300,000	251,782

Texas - 0.1%
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
5.10%, 04/01/2035	100,000	98,066

Total Municipal Government Obligations (Cost $1,288,485)		1,084,763

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.5%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048 - 08/01/2053	1,218,896	1,124,586
5.00%, 06/01/2053	1,168,286	1,103,431
5.50%, 07/01/2053	1,000,000	967,424
6.00%, 01/01/2053	1,240,089	1,226,324
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.34% (A), 04/25/2028	1,000,000	921,173
Federal Home Loan Mortgage Corp. REMICS
1-Month SOFR Average + 0.46%, 4.83% (A), 01/15/2038	236,779	228,824
1-Month SOFR Average + 0.51%, 5.83% (A), 02/15/2041 - 09/15/2045	128,986	125,486
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
0.00% (A), 01/15/2038	236,779	10,440

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.78%, 0.46% (A), 09/15/2043	$ 334,270	$ 21,830
Federal National Mortgage Association
3.50%, 06/01/2045	50,338	44,284
4.00%, 09/01/2048	45,783	41,556
4.50%, 08/01/2053	999,901	919,056
5.00%, 04/01/2053 - 05/01/2053	3,950,294	3,731,005
5.50%, 04/01/2053 - 07/01/2053	1,697,349	1,642,331
Federal National Mortgage Association REMICS
1-Month SOFR Average + 0.66%, 5.98% (A), 02/25/2041	40,761	40,579
Federal National Mortgage Association REMICS, Interest Only STRIPS
3.00%, 03/25/2028	116,815	5,288
Government National Mortgage Association
4.50%, 11/20/2052	291,258	269,244
Government National Mortgage Association REMICS
1-Month Term SOFR + 0.91%, 6.23% (A), 05/20/2066 - 06/20/2066	1,087,834	1,080,549
Government National Mortgage Association, TBA
3.00%, 11/20/2053 (J)	2,900,000	2,461,828
4.00%, 11/20/2053 (J)	700,000	631,477
Tagua Leasing LLC
1.58%, 11/16/2024	22,783	22,184
Tennessee Valley Authority
3.88%, 03/15/2028	600,000	579,174
Uniform Mortgage-Backed Security, TBA
2.50%, 10/01/2052 (J)	200,000	158,877
3.00%, 11/01/2053 (J)	2,700,000	2,238,469
3.50%, 11/01/2053 (J)	1,600,000	1,379,000
4.00%, 11/01/2053 (J)	6,300,000	5,621,273
4.50%, 10/01/2053 - 11/01/2053 (J)	5,400,000	4,961,828
5.50%, 11/01/2053 (J)	3,100,000	2,997,070
6.00%, 11/01/2053 (J)	1,100,000	1,085,648
6.50%, 11/01/2053 (J)	400,000	401,736

Total U.S. Government Agency Obligations (Cost $37,265,712)		36,041,974

U.S. GOVERNMENT OBLIGATIONS - 24.9%
U.S. Treasury - 23.3%
U.S. Treasury Bonds
1.13%, 05/15/2040	270,000	154,807
1.13%, 08/15/2040 (K)	520,000	295,242
1.75%, 08/15/2041	12,400,000	7,716,094
1.88%, 02/15/2041 (K)	4,800,000	3,093,937
2.00%, 11/15/2041	4,100,000	2,658,434
2.25%, 05/15/2041	700,000	479,965
3.00%, 02/15/2048 - 08/15/2048 (K)	2,000,000	1,461,123
3.00%, 08/15/2052	700,000	509,469
3.13%, 11/15/2041 - 05/15/2048 (K)	5,060,000	3,888,345
3.25%, 05/15/2042	1,400,000	1,114,805
3.38%, 08/15/2042	1,300,000	1,052,644
3.63%, 08/15/2043	1,200,000	1,000,641
3.88%, 05/15/2043	900,000	781,875
4.00%, 11/15/2042	3,500,000	3,104,473
4.38%, 05/15/2041 - 08/15/2043 (K)	13,760,000	12,853,457
4.75%, 02/15/2041	950,000	938,941

		41,104,252

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 1.6%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	$ 1,323,240	$ 1,108,601
0.63%, 07/15/2032	1,578,075	1,374,913
1.13%, 01/15/2033	348,898	315,092

		2,798,606

Total U.S. Government Obligations (Cost $56,970,734)		43,902,858

COMMERCIAL PAPER - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Walgreens Boots Alliance, Inc.
6.17% (L), 10/03/2023 (B)	600,000	599,608

Total Commercial Paper (Cost $599,698)		599,608

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bills
5.42% (L), 11/09/2023 (M)	264,000	262,525
5.43% (L), 11/30/2023 (N)	21,000	20,817

Total Short-Term U.S. Government Obligations (Cost $283,264)		283,342

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (L)	357,885	357,885

Total Other Investment Company (Cost $357,885)		357,885

	Principal	Value
REPURCHASE AGREEMENTS - 30.5%
BNP Paribas SA, 5.36% (L), dated 09/29/2023, to be repurchased at $50,122,378 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2030, and with a value of $50,907,125.	$ 50,100,000	$ 50,100,000
Fixed Income Clearing Corp., 2.50% (L), dated 09/29/2023, to be repurchased at $3,742,388 on 10/02/2023. Collateralized by a U.S. Government Obligation, 1.13%, due 10/31/2026, and with a value of $3,816,518.	3,741,608	3,741,608

Total Repurchase Agreements (Cost $53,841,608)		53,841,608

Total Investments Excluding Options Purchased (Cost $226,602,566)		204,588,917
Total Options Purchased - 0.4% (Cost $727,833)		622,626

Total Investments Before Securities Sold Short (Cost $227,330,399)		205,211,543

	Principal	Value
TBA SHORT COMMITMENTS - (2.8)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - (2.8)%
Uniform Mortgage-Backed Security, TBA
4.50%, 10/01/2052 (J)	(2,200,000)	(2,021,078)
4.50%, 11/01/2053 (J)	(1,100,000)	(1,010,883)
5.50%, 10/01/2053 (J)	(2,000,000)	(1,934,062)

Total U.S. Government Agency Obligations (Proceeds $(5,066,734))		(4,966,023)

Total TBA Short Commitments (Proceeds $(5,066,734))		(4,966,023)

Net Other Assets (Liabilities), Net of Securities Sold Short - (13.6)%		(23,960,270)

Net Assets - 100.0%		$ 176,285,250

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENT - (6.0)% (O)

BofA Securities, Inc., 0.99% (L), dated 09/29/2023, to be repurchased at $(10,621,124) on 10/02/2023. Collateralized by a U.S. Government Obligation, 4.38%, due 08/15/2043, and with a value of $(10,607,453).

	$ (10,622,000)	$ (10,621,708)

Total Reverse Repurchase Agreement	$ (10,622,000)	$ (10,621,708)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,750.00	06/21/2024	USD	35,162,010	82	$727,833	$622,626

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.75%	10/10/2023	USD	600,000	$(2,370)	$(17)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.82	10/18/2023	USD	300,000	(1,028)	(126)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	4.15	10/10/2023	USD	600,000	(2,370)	(7,213)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	4.22	10/18/2023	USD	300,000	(1,028)	(3,066)

Total								$(6,796)	$(10,422)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(6,796)	$(10,422)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (P)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023 (Q)	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T, Inc.	1.00%	Quarterly	06/20/2028	1.04%	USD	400,000	$(424)	$(2,228)	$1,804
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.84	USD	200,000	(593)	(494)	(99)

Total							$(1,017)	$(2,722)	$1,705

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices - Sell Protection (P)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 40	1.00%	Quarterly	12/20/2028	USD	300,000	$(16,358)	$(14,833)	$(1,525)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	300,000	$(13,619)	$—	$(13,619)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,200,000	(53,881)	330	(54,211)
3-Month USD-SOFR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	1,400,000	296,404	(212)	296,616
3-Month USD-SOFR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,200,000	240,080	—	240,080
3-Month USD-SOFR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	1,500,000	576,352	(48,115)	624,467
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	1,400,000	565,147	(55,527)	620,674
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	1,200,000	(67,510)	—	(67,510)
12-Month USD-SOFR	Receive	3.50	Annually	06/22/2030	USD	800,000	(41,147)	—	(41,147)
12-Month USD-SOFR	Receive	3.75	Annually	07/12/2033	USD	100,000	(4,458)	—	(4,458)
12-Month USD-SOFR	Receive	3.76	Annually	08/23/2033	USD	500,000	(21,188)	—	(21,188)
12-Month USD-SOFR	Receive	3.95	Annually	09/13/2033	USD	100,000	(2,627)	—	(2,627)
12-Month USD-SOFR	Receive	4.17	Annually	09/27/2033	USD	500,000	(4,226)	—	(4,226)

Total							$1,469,327	$(103,524)	$1,572,851

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	62	12/29/2023	$12,598,675	$12,568,078	$—	$(30,597)
5-Year U.S. Treasury Notes	97	12/29/2023	10,298,800	10,219,859	—	(78,941)
10-Year U.S. Treasury Notes	13	12/19/2023	1,429,003	1,404,813	—	(24,190)
E-Mini Russell 2000® Index	97	12/15/2023	9,089,761	8,723,210	—	(366,551)
MSCI EAFE Index	86	12/15/2023	9,075,335	8,778,450	—	(296,885)
S&P 500® E-Mini Index	112	12/15/2023	25,419,422	24,222,800	—	(1,196,622)

Total					$—	$(1,993,786)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(5)	12/13/2023	$(4,885,644)	$(4,850,107)	$35,537	$—
10-Year U.S. Treasury Bonds	(223)	12/19/2023	(25,559,256)	(24,878,438)	680,818	—

Total					$716,355	$—

Total Futures Contracts					$716,355	$(1,993,786)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/03/2023	USD	319,099	EUR	299,000	$2,943	$—
BNP	10/03/2023	USD	922,898	GBP	728,000	34,650	—
BNP	10/03/2023	EUR	2,004,000	USD	2,123,639	—	(4,653)
BNP	10/03/2023	GBP	728,000	USD	885,450	2,798	—
BNP	11/02/2023	USD	2,126,242	EUR	2,004,000	4,621	—
BNP	11/02/2023	USD	885,601	GBP	728,000	—	(2,810)
BNP	11/02/2023	AUD	374,871	USD	243,187	—	(1,878)
BNP	11/15/2023	JPY	165,198,037	USD	1,159,933	—	(45,982)
BNP	12/20/2023	USD	604,000	TWD	19,053,357	7,691	—
BOA	10/03/2023	AUD	161,462	USD	104,606	—	(783)
BOA	10/16/2023	USD	59,982	MXN	1,063,000	—	(847)
BOA	12/20/2023	INR	5,558,390	USD	66,776	—	(90)
BOA	03/26/2024	USD	276,004	CNH	1,997,245	—	(449)
CITI	10/03/2023	USD	243,653	BRL	1,182,827	8,453	—
CITI	10/03/2023	BRL	1,182,583	USD	241,901	—	(6,750)
CITI	11/03/2023	BRL	1,187,528	USD	243,555	—	(8,416)
CITI	11/07/2023	USD	607,328	PEN	2,257,801	12,519	—
CITI	11/15/2023	NOK	2,590,000	USD	242,697	—	(257)
CITI	12/14/2023	MXN	4,896	USD	283	—	(5)
DUB	10/03/2023	AUD	215,538	USD	140,106	—	(1,511)
GSB	10/16/2023	USD	15,216	MXN	265,000	52	—
GSB	12/14/2023	MXN	3,780,026	USD	217,893	—	(3,743)
HSBC	10/03/2023	USD	929,751	CAD	1,255,000	5,729	—
HSBC	10/03/2023	USD	1,843,429	EUR	1,705,000	40,599	—
HSBC	10/03/2023	CAD	1,254,991	USD	928,117	—	(4,101)
HSBC	11/02/2023	USD	928,117	CAD	1,254,485	4,090	—
HSBC	03/20/2024	IDR	2,041,514,206	USD	132,434	—	(409)
JPM	12/20/2023	INR	7,507,002	USD	89,955	110	—
JPM	03/20/2024	IDR	1,676,088,718	USD	108,562	—	(170)
JPM	03/26/2024	USD	182,736	CNH	1,317,673	347	—
SCB	12/20/2023	INR	7,009,031	USD	84,133	—	(43)
SCB	03/26/2024	USD	144,513	CNH	1,046,202	—	(299)

Total						$124,602	$(83,196)

INVESTMENT VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$9,573,833	$—	$9,573,833
Corporate Debt Securities	—	46,985,067	—	46,985,067
Foreign Government Obligations	—	4,622,432	—	4,622,432
Loan Assignment	—	244,984	—	244,984
Mortgage-Backed Securities	—	7,050,563	—	7,050,563
Municipal Government Obligations	—	1,084,763	—	1,084,763
U.S. Government Agency Obligations	—	36,041,974	—	36,041,974
U.S. Government Obligations	—	43,902,858	—	43,902,858
Commercial Paper	—	599,608	—	599,608
Short-Term U.S. Government Obligations	—	283,342	—	283,342
Other Investment Company	357,885	—	—	357,885
Repurchase Agreements	—	53,841,608	—	53,841,608
Over-the-Counter Options Purchased	622,626	—	—	622,626

Total Investments	$980,511	$204,231,032	$—	$205,211,543

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$1,677,983	$—	$1,677,983
Futures Contracts (U)	716,355	—	—	716,355
Forward Foreign Currency Contracts (U)	—	124,602	—	124,602

Total Other Financial Instruments	$716,355	$1,802,585	$—	$2,518,940

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligations	$—	$(4,966,023)	$—	$(4,966,023)

Total Securities Sold Short	$—	$(4,966,023)	$—	$(4,966,023)

Other Financial Instruments
Reverse Repurchase Agreements	$—	$(10,621,708)	$—	$(10,621,708)
Over-the-Counter Interest Rate Swaptions Written	—	(10,422)	—	(10,422)
Centrally Cleared Credit Default Swap Agreements	—	(17,375)	—	(17,375)
Centrally Cleared Interest Rate Swap Agreements	—	(208,656)	—	(208,656)
Futures Contracts (U)	(1,993,786)	—	—	(1,993,786)
Forward Foreign Currency Contracts (U)	—	(83,196)	—	(83,196)

Total Other Financial Instruments	$(1,993,786)	$(10,941,357)	$—	$(12,935,143)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $31,531,668, representing 17.9% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $655,781, collateralized by cash collateral of $357,885 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $311,850. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2023, the total value of Regulation S securities is $700,024, representing 0.4% of the Portfolio’s net assets.
(E)	Restricted security. At September 30, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG 2.13%, 11/24/2026	11/17/2020	$200,000	$180,885	0.1%

(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2023; the maturity dates disclosed are the ultimate maturity dates.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Fixed rate loan commitment at September 30, 2023.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2023, the total value of securities is $565,464, representing 0.3% of the Portfolio’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2023 was $120,206 at a weighted average interest rate of 3.23%.
(L)	Rates disclosed reflect the yields at September 30, 2023.
(M)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $262,525.
(N)	All or a portion of the security has been segregated by the custodian as collateral for open over-the-counter options and/or swaptions and forward foreign currency contracts. The value of the security is $10,904.
(O)	The average amount of reverse repurchase agreements outstanding during the period ended September 30, 2023 was $159,102,750 at a weighted average interest rate of 3.41%.
(P)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Q)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(R)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(U)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (offshore)
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 15